Property and Equipment Net	3 Months Ended
Mar. 31, 2022
Property Plant And Equipment [Abstract]
Property and Equipment, Net

4. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
Office equipment and computers	$1,052	$1,098
Fixtures and fittings	4,212	4,602
Laboratory equipment	9,895	10,083
Leasehold improvements	1,286	955
	16,445	16,738
Less: accumulated depreciation	(6,810)	(6,832)
	$9,635	$9,906

Depreciation and amortization expense was $0.5 million and $0.6 million for the three months ended March 31, 2022 and 2021, respectively.